Common and preferred shares and other equity instruments - Summary of Outstanding Shares and Dividends Paid (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of classes of share capital [line items]
Dividends and distributions paid per share	[1]	$ 3.44	$ 3.27
Amount		$ 53,213	$ 50,382
Non cumulative Series 39 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		16,000,000	16,000,000
Amount		$ 400	$ 400
Dividends and distributions paid		$ 15	$ 15
Dividends and distributions paid per share		$ 0.93	$ 0.93
Non cumulative Series 41 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		12,000,000	12,000,000
Amount		$ 300	$ 300
Dividends and distributions paid		$ 12	$ 12
Dividends and distributions paid per share		$ 0.98	$ 0.98
Non cumulative Series 43 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		12,000,000	12,000,000
Amount		$ 300	$ 300
Dividends and distributions paid		$ 9	$ 9
Dividends and distributions paid per share		$ 0.79	$ 0.79
Non cumulative Series 45 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid			$ 26
Dividends and distributions paid per share			$ 0.83
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares		931,078,785	905,993,892
Amount		$ 16,080	$ 14,723
Dividends and distributions paid		$ 3,149	$ 2,954
Dividends and distributions paid per share		$ 3.44	$ 3.27
Number of shares		931,098,941	906,040,097	901,655,952
Amount		$ 16,082	$ 14,726	$ 14,351
Preference shares [member]
Disclosure of classes of share capital [line items]
Amount		2,625	2,625
Dividends and distributions paid		140	112
Amount		$ 4,925	$ 4,923	$ 4,325
Non cumulative Series 47 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		18,000,000	18,000,000
Amount		$ 450	$ 450
Dividends and distributions paid		$ 25	$ 20
Dividends and distributions paid per share		$ 1.38	$ 1.13
Non cumulative Series 49 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		13,000,000	13,000,000
Amount		$ 325	$ 325
Dividends and distributions paid		$ 17	$ 17
Dividends and distributions paid per share		$ 1.3	$ 1.3
Non cumulative Series 51 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		10,000,000	10,000,000
Amount		$ 250	$ 250
Dividends and distributions paid		$ 13	$ 13
Dividends and distributions paid per share		$ 1.29	$ 1.29
Non cumulative Series 56 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		600,000	600,000
Amount		$ 600	$ 600
Dividends and distributions paid		$ 49
Dividends and distributions paid per share		$ 82.12
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares		20,156	46,205
Amount		$ 2	$ 3
Treasury shares [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares		(18)	(1,995)
Amount			$ (2)
Other equity Instruments [member] | 4.375% Limited Recourse Capital Notes Series One [member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid		$ 33	$ 33
Annual interest rate percentage		4.375%	4.375%
Amount		$ 750	$ 750
Other equity Instruments [member] | 4.000% Limited Recourse Capital Notes Series Two [Member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid		$ 30	$ 26
Annual interest rate percentage		4.00%	4.00%
Amount		$ 750	$ 750
Other equity Instruments [member] | 7.150% Limited Recourse Capital Notes Series Three [Member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid		$ 64
Annual interest rate percentage		7.15%	7.15%
Amount		$ 800	$ 800

[1]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.